Other Non-current Assets - ZIM (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jul. 31, 2016	Jul. 31, 2014
Notes | ZIM
Other Non-current Assets
Impairment loss at reporting date	$ 0.7
Series 1 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received			$ 8.8
Series 2 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received			$ 41.1
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received		$ 32.8
Loan Notes 2 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received		$ 6.2
Equity participation | ZIM
Other Non-current Assets
Impairment loss at reporting date	28.7
Equity participation ZIM	$ 0.0